BASIC AND DILUTED NET LOSS PER SHARE (Details)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Convertible Notes Payable
Antidilutive Securities	1,654,524	804,524
Warrants
Antidilutive Securities	5,364,500	0